Taxes on Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Taxes on Income (Details) [Line Items]
Business losses (in Dollars)	$ 82,173
Percentage of deferred tax	23.00%
Israel, New Shekels [Member]
Taxes on Income (Details) [Line Items]
Tax rate	23.00%	23.00%	23.00%
United States [Member]
Taxes on Income (Details) [Line Items]
Tax rate	25.00%
United Kingdom [Member]
Taxes on Income (Details) [Line Items]
Tax rate	19.00%
Netherland [Member]
Taxes on Income (Details) [Line Items]
Tax rate	16.50%